Trading Assets (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Trading Assets

Trading assets at March 31, 2019 and 2018 consisted of the following:

	At March 31,
	2019	2018
	(In millions)
Debt instruments	¥2,480,903	¥2,841,148
Equity instruments	286,788	327,975

Total trading assets	¥2,767,691	¥3,169,123

Trading debt instruments mainly consist of Japanese government bonds. Trading equity instruments mainly consist of publicly traded Japanese stocks.